Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value of Financial Instruments [Abstract]
Schedule of Financial assets and Liabilities	The Company had the following financial assets and liabilities as of the dates presented below:
	Balance as of March 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$49,000	$49,000	$—	$—
Digital assets	$787,000	$787,000	$—	$—
	Balance as of March 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$115,000	$115,000	$—	$—
Digital assets	$1,016,000	$1,016,000	$—	$—
The Company had the following financial assets and liabilities as of the dates presented below:
	Balance as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$115,000	$115,000	$—	$—
Digital assets	$1,016,000	$1,016,000	$—	$—
	Balance as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Digital assets held for other parties	$908,000	$908,000	$—	$—
Marketable securities	$403,000	$403,000	$—	$—
Liabilities:
Liability related to digital assets held for other parties	$916,000	$916,000	$—	$—
BTC Note	$14,868,000	$14,868,000	$—	$—